UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (2.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$475		2.377%		06/01/37	$508,917
58		2.661		01/01/38	62,014
157		2.794		03/01/37	168,370
406		2.92		07/01/36	428,988
153	Federal National Mortgage Association,
	Conventional Pool	2.354		05/01/33	162,962
287	Government National Mortgage Association,
	Various Pool	1.625		05/20/40	299,453
	Total Agency Adjustable Rate Mortgages (Cost $1,627,134)				1,630,704

	Agency Fixed Rate Mortgages (22.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
81		9.50		01/01/17–02/01/19	85,347
158		10.00		04/01/16–12/01/20	168,274
	Gold Pools:
605		4.00		12/01/41	651,439
2,497		4.50		03/01/41–09/01/41	2,729,190
288		5.00		12/01/40–05/01/41	322,373
54		5.50		07/01/37	61,330
49		6.00		12/01/37–03/01/38	55,266
123		6.50		06/01/29–09/01/33	141,459
133		7.50		04/01/20–05/01/35	164,957
63		8.00		08/01/32	79,394
95		8.50		08/01/31	116,844
27		10.00		10/01/21	29,316
	March TBA:
710	(a)	3.50		03/01/45	746,873
	Federal National Mortgage Association,
	Conventional Pools:
41		3.50		09/01/42	43,771
325		4.50		08/01/40–09/01/41	356,492
1,485		5.00		11/01/40–07/01/41	1,650,269
366		5.50		08/01/37–02/01/38	411,490
774		6.50		02/01/28–12/01/33	886,269
21		7.00		07/01/23–06/01/32	21,262
167		7.50		08/01/37	208,667
163		8.00		04/01/33	200,737
145		8.50		10/01/32	179,355
257		9.50		04/01/30	306,471
4		9.75		03/01/16	3,655
27		10.00		10/01/18	29,396
	Government National Mortgage Association,
	March TBA:
940	(a)	3.50		03/20/45	990,231
3,132	(a)	4.00		03/20/45	3,335,335
	Various Pools:
517		5.00		05/20/41	573,346
32		11.00		04/15/21	33,262
	Total Agency Fixed Rate Mortgages (Cost $14,207,246)				14,582,070

	Asset-Backed Securities (8.3%)
227	American Residential Properties Trust (b)	1.268	(c)	09/17/31	224,677
200	Citibank Credit Card Issuance Trust	0.596	(c)	09/10/20	200,751
526	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	562,138

187	Colony American Homes Single-Family Rental Pass-Through Certificates (b)	1.118	(c)	07/17/31	184,027
233	EMC Mortgage Loan Trust (b)	1.168	(c)	11/25/30	197,728
614	First Frankin Mortgage Loan Trust	1.068	(c)	04/25/35	567,377
125	GE Capital Credit Card Master Note Trust	2.22		01/15/22	126,915
1,005	Home Equity Asset Trust	0.698	(c)	11/25/35	802,723
528	Home Equity Mortgage Loan Asset-Backed Trust	0.288	(c)	04/25/37	353,234
240	Invitation Homes Trust (b)	1.168	(c)	06/17/31	237,048
399	Long Beach Mortgage Loan Trust	0.61	(c)	06/25/34	373,959
281	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	277,187
	Nationstar HECM Loan Trust
329	(b)	4.50		11/25/17	329,259
200	(b)	7.50		11/25/17	200,000
251	NovaStar Mortgage Funding Trust	0.908	(c)	02/25/34	237,688
231	PFS Tax Lien Trust (b)	1.44		05/15/29	231,835
299	Sunset Mortgage Loan Co. (b)	3.721		11/16/44	297,996
100	VOLT XIX LLC (b)	5.00		04/25/55	98,032
	Total Asset-Backed Securities (Cost $5,337,985)				5,502,574

	Collateralized Mortgage Obligations - Agency Collateral Series (17.9%)
	Federal Home Loan Mortgage Corporation
508		3.034	(c)	10/25/20	540,425
	IO
6,983		0.749	(c)	10/25/20	250,038
2,957		1.389	(c)	11/25/19	160,853
8,601		1.694	(c)	04/25/17	237,213
	IO REMIC
1,810		1.856	(c)	04/15/39	166,829
1,587		1.861	(c)	10/15/39	139,467
3,556		1.877	(c)	10/15/40	256,460
2,752		1.879	(c)	08/15/42	182,305
827		1.94	(c)	10/15/41	54,518
712		4.00		04/15/39	107,668
320		5.00		08/15/41	37,439
2,111		5.834	(c)	11/15/43	336,673
728		5.884	(c)	04/15/39	112,209
	IO STRIPS
253		7.00		06/01/30	53,108
268		7.50		12/01/29	64,479
1		8.00		01/01/28	205
	REMIC
533		7.584	(d)	10/15/43	545,710
772		11.548	(d)	12/15/43	843,447
	Federal National Mortgage Association,
	IO
2,446		1.798	(c)	05/15/38	195,960
1,393		6.222	(c)	09/25/20	299,003
	IO REMIC
3,445		1.837	(c)	10/25/39	246,844
2,413		1.897	(c)	03/25/44	168,290
2,165		3.50		02/25/39	278,808
1,838		5.482	(c)	11/25/41	263,872
2,111		5.832	(c)	12/25/39	307,030
2,284		5.882	(c)	06/25/42	373,826
861		6.262	(c)	03/25/42	207,479
1,644		6.332	(c)	04/25/39	214,887
1,308		6.382	(c)	08/25/41	241,715
470		6.432	(c)	09/25/38	65,940
	IO STRIPS
90		7.00		11/25/27	19,109
214		8.00		05/25/30–06/25/30	49,572
131		8.50		10/25/24	31,783
	REMIC

	196		1.368	(c)	12/25/23	201,716
	114		7.069	(c)	04/25/39	123,429
		Government National Mortgage Association
	250		11.552	(d)	08/20/43	259,294
		IO
	4,420		0.823	(c)	08/20/58	135,929
	8,899		3.50		06/20/41–11/20/42	1,885,634
	1,642		4.50		05/20/40	147,928
	333		5.00		05/20/39–02/16/41	42,266
	1,512		5.832	(c)	08/20/42	301,412
	866		5.882	(c)	11/16/40	170,026
	2,028		5.932	(c)	04/20/41–08/20/42	337,594
	839		5.972	(c)	12/20/43	173,640
	1,613		5.982	(c)	06/20/43	246,275
	1,179		6.132	(c)	09/20/43	249,021
	751		6.382	(c)	08/16/34	148,897
	489		6.632	(c)	08/16/36	106,141
		IO PAC
	324		5.00		10/20/40	47,605
	1,923		5.882	(c)	01/20/40	200,638
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $9,711,819)				11,830,609

		Commercial Mortgage-Backed Securities (13.9%)
		BAMLL Commercial Mortgage Securities Trust
	381	(b)	2.695	(c)	12/15/29	340,824
	185		5.666	(c)	12/15/31	157,599
		COMM Mortgage Trust
	123	(b)	1.873		04/12/35	121,577
	500	(b)	2.167	(c)	06/11/27	497,827
	289	(b)	3.667	(c)	06/11/27	287,972
	187	(b)	4.61	(c)	02/10/47	188,917
	100	(b)	4.74	(c)	07/15/47	96,788
	389	(b)	4.756	(c)	12/10/23	393,681
	270	(b)	4.794	(c)	08/10/46	274,182
	311	(b)	4.906	(c)	04/10/47	306,918
		IO
	3,301		0.901	(c)	02/10/47	161,393
	1,643		1.038	(c)	10/10/47	101,036
	340	Commercial Mortgage Trust	5.475		03/10/39	357,153
EUR	200	Deco 2014-BONN Ltd. (b)	4.70	(c)	11/07/24	226,226
	$380	Extended Stay America Trust (b)	2.958		12/05/31	390,929
		FREMF Mortgage Trust
	191	(b)	4.157	(c)	08/25/47	197,676
	75	(b)	4.636	(c)	06/25/47	81,341
		GS Mortgage Securities Trust
	2,064		0.90	(c)	09/10/47	125,811
	370	(b)	4.772	(c)	08/10/46	374,350
	163	Hilton USA Trust (b)	1.172	(c)	11/05/30	162,700
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(b)	4.572	(c)	07/15/47	376,423
	1,040		5.464		12/12/43	1,080,363
	700		5.464	(c)	01/15/49	729,070
		JPMBB Commercial Mortgage Securities Trust
	188		4.661	(c)	08/15/47	181,826
	267	(b)	4.678	(c)	04/15/47	256,352
		IO
	4,720		1.08	(c)	01/15/47	301,715
		LB-UBS Commercial Mortgage Trust
	587		6.129	(c)	07/15/40	614,190
	200		6.255	(c)	09/15/45	212,513
	335	Wells Fargo Commercial Mortgage Trust (b)	3.938		08/15/50	299,442

	WF-RBS Commercial Mortgage Trust
201	(b)	3.986		05/15/47	182,818
150	(b)	4.139	(c)	05/15/45	146,697
	Total Commercial Mortgage-Backed Securities (Cost $8,880,863)				9,226,309

	Mortgages - Other (31.5%)
	Adjustable Rate Mortgage Trust
770		0.43	(c)	01/25/36	648,843
585		1.218	(c)	05/25/35	547,920
	Alternative Loan Trust
778		5.50		02/25/25–02/25/36	721,871
1		6.00		08/25/17	1,372
	PAC
365		5.50		04/25/37	306,548
705	Alternative Loan Trust Resecuritization	6.25		08/25/37	556,931
332	American Home Mortgage Investment Trust (b)	6.10		01/25/37	197,234
	Banc of America Alternative Loan Trust
698		0.618	(c)	11/25/36	474,046
749		5.50		10/25/35	699,851
168		6.00		04/25/36	155,280
934		6.226		10/25/36	697,313
663		6.50		05/25/46	546,454
426	Banc of America Funding Trust	0.398	(c)	02/20/47	368,521
10	Banc of America Mortgage Trust	5.25		11/25/19	10,580
717	BCAP LLC Trust	0.308	(c)	04/25/37	636,451
10,531	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	263,477
790	Chase Mortgage Finance Trust	6.00		10/25/36- 11/25/36	698,766
4	Citicorp Mortgage Securities Trust	5.50		02/25/22	4,187
592	Credit Suisse First Boston Mortgage Securities Corp.	2.459	(c)	11/25/34	597,971
345	Credit Suisse Mortgage Capital Certificates (b)	3.73	(c)	08/25/62	328,286
324	Fannie Mae Connecticut Avenue Securities	5.068	(c)	11/25/24	330,899
	First Horizon Alternative Mortgage Securities Trust
362		5.50		04/25/35	350,035
620		6.00		07/25/36	524,738
484	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	486,793
	Freddie Mac Structured Agency Credit Risk Debt Notes
686		4.168	(c)	08/25/24	661,694
300		4.418	(c)	11/25/23	306,606
250		4.718	(c)	10/25/24	251,241
376	GreenPoint Mortgage Funding Trust	0.458	(c)	02/25/36	318,779
2,366	GS Mortgage Securities Trust, IO	1.217	(c)	04/10/47	182,113
453	GSMSC Pass-Through Trust (b)	7.50	(c)	09/25/36	389,054
	GSR Mortgage Loan Trust
83		0.418	(c)	03/25/35	74,686
24		5.50		11/25/35	23,565
	Harborview Mortgage Loan Trust
112		0.358	(c)	01/19/38	96,086
998		0.368	(c)	09/19/46	784,863
548	Impac CMB Trust	0.963	(c)	10/25/34	513,147
501	Impac Secured Assets Trust	0.338	(c)	08/25/36	382,470
866	JP Morgan Alternative Loan Trust	0.328	(c)	10/25/36	707,247
	JP Morgan Mortgage Trust
349		2.583	(c)	06/25/35	349,016
354		2.626	(c)	05/25/36	327,882
	Lehman Mortgage Trust
150		5.50		11/25/35	143,568
319		6.50		09/25/37	276,501
29	Mastr Adjustable Rate Mortgages Trust	2.628	(c)	02/25/36	29,068
97	Merrill Lynch Mortgage Investors Trust	0.83	(c)	04/25/29	92,395
73	Prime Mortgage Trust	5.50		11/25/21	73,066
	RALI Trust

677		5.50		04/25/22–06/25/35	646,239
1,115		6.00		05/25/36–06/25/36	939,059
246	Structured Asset Mortgage Investments II Trust	0.398	(c)	05/25/45	223,116
	Washington Mutual Mortgage Pass-Through Certificates Trust
338		0.448	(c)	11/25/45	300,626
1,665		0.954	(c)	05/25/47	1,342,417
552		1.074	(c)	08/25/46	382,290
963		6.00		10/25/35	733,988
194	Wells Fargo Mortgage Backed Securities Trust	2.615	(c)	04/25/34	195,081
	Total Mortgages - Other (Cost $19,512,196)				20,900,230

	Short-Term Investments (10.8%)
	U.S. Treasury Security (0.4%)
237	U.S. Treasury Bill (e)(f) (Cost $236,934)	0.074		06/18/15	236,975

NUMBER OF SHARES (000)

	Investment Company (10.4%)
6,891	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $6,891,210)				6,891,210
	Total Short-Term Investments (Cost $7,128,144)				7,128,185

	Total Investments (Cost $66,405,387) (h)(i)			106.9%	70,800,681
	Liabilities in Excess of Other Assets			(6.9)	(4,546,539)
	Net Assets			100.0%	$66,254,142

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2015.
(e)	Rate shown is the yield to maturity at January 31, 2015.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and a swap agreement.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio- (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2015, advisory fees paid were reduced by $853 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at January 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	EUR	200,000		$243,687	02/04/15	$17,686
UBS AG	$226,470		EUR	200,000	02/04/15	(468)
UBS AG	EUR	200,000		$226,516	03/04/15	458
		Net Unrealized Appreciation				$17,676

Futures Contracts Open at January 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

58	Long	U.S. Treasury Long Bond, Mar-15	$8,774,313	$617,609
40	Long	U.S. Treasury 10 yr. Note, Mar-15	5,235,000	177,680
4	Long	U.S. Treasury Ultra Long Bond, Mar-15	715,750	84,566
27	Short	U.S. Treasury 5 yr. Note, Mar-15	(3,276,281)	(53,781)
140	Short	U.S. Treasury 2 yr. Note, Mar-15	(30,767,188)	(59,203)
		Net Unrealized Appreciation		$766,871

Interest Rate Swap Agreement Open at January 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(25,556)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations

EUR	Euro.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • January 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,630,704	$—	$1,630,704
Agency Fixed Rate Mortgages	—	14,582,070	—	14,582,070
Asset-Backed Securities	—	5,502,574	—	5,502,574
Collateralized Mortgage Obligations - Agency Collateral Series	—	11,830,609	—	11,830,609
Commercial Mortgage-Backed Securities	—	9,226,309	—	9,226,309
Mortgages - Other	—	20,900,230	—	20,900,230
Total Fixed Income Securities	—	63,672,496	—	63,672,496
Short-Term Investments
U.S. Treasury Security	—	236,975	—	236,975
Investment Company	6,891,210	—	—	6,891,210
Total Short-Term Investments	6,891,210	236,975	—	7,128,185
Foreign Currency Forward Exchange Contracts	—	18,144	—	18,144
Futures Contracts	879,855	—	—	879,855
Total Assets	7,771,065	63,927,615	—	71,698,680
Liabilities:
Foreign Currency Forward Exchange Contract	—	(468)	—	(468)
Futures Contracts	(112,984)	—	—	(112,984)
Interest Rate Swap Agreement	—	(25,556)	—	(25,556)
Total	$7,658,081	$63,901,591	$—	$71,559,672

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2015